Recurring Fair Value Measurements - Fair value hierarchy for liabilities measured at fair value on recurring basis (Details) - USD ($)	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable securities held in Trust Account	$ 31,631,853	$ 285,506,568	$ 281,522,137
Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable securities held in Trust Account	31,631,853	285,506,568	281,522,137
Total warrant liabilities	1,948,800	796,224	13,976,160
Recurring [Member] | Public Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total warrant liabilities	1,015,680	394,680	6,900,000
Recurring [Member] | Private Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total warrant liabilities	1,033,344	401,544	7,076,160
Level 1 [Member] | Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable securities held in Trust Account	31,631,853	285,506,568	281,522,137
Total warrant liabilities	966,000	394,680	6,900,000
Level 1 [Member] | Recurring [Member] | Public Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total warrant liabilities	1,015,680	394,680	6,900,000
Level 2 [Member] | Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total warrant liabilities	982,800	401,544
Level 2 [Member] | Recurring [Member] | Private Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total warrant liabilities	1,033,344	401,544
Level 3 [Member] | Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total warrant liabilities	0	0	7,076,160
Level 3 [Member] | Recurring [Member] | Private Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total warrant liabilities	$ 0	$ 0	$ 7,076,160